COLLABORATIVE ARRANGEMENTS	12 Months Ended
Dec. 31, 2011
COLLABORATIVE ARRANGEMENTS

4. COLLABORATIVE ARRANGEMENTS

In December 2001, the Company entered into a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc. (as assignee of Sigma-Tau Industrie Farmaceutiche Riunite S.p.A., hereinafter referred to as “Sigma-Tau”). Under the agreement, Sigma-Tau obtained exclusive rights to distribute, market and sell defibrotide to treat VOD in the United States. This license expires 8 years after Company’s launch of the product. In 2005, the Company expanded Sigma-Tau’s current license territory to all of North America, Central America and South America (collectively, the “Americas”). In January 2010, the Company amended its existing license and supply agreement to encompass a license to Sigma-Tau for the intravenous formulation of defibrotide for the prevention of VOD in the Americas and to transfer the New Drug Application (NDA) post-approval in the United States. Pursuant to the amended terms, Gentium received an initial payment of $7,000 and will receive an additional payment of $6,000 following approval from the FDA to market defibrotide in the U.S. and a further $2,000 following the transfer of the approved NDA to Sigma-Tau.

The agreement also envisages that the Company will produce and supply defibrotide to Sigma-Tau for marketing and distribution in the United States if and when the drug is approved by the FDA. Gentium will receive a 7% royalty on net sales and a supply margin equal to the greater of 31% of net sales of defibrotide or €.050 per unit in the Americas. Gentium will reimburse $1,000 of costs reimbursed by Sigma-Tau from its future royalty payments due to Gentium under the License and Supply Agreement.

If the Company unilaterally discontinues the development of defibrotide to treat VOD (after written notice to Sigma-Tau) and, within 36 months of the discontinuation, resumes the development of defibrotide, substantially availing itself of the stages previously completed, either independently or with a third party, then it will be required to promptly reimburse Sigma-Tau for the amounts received. The Company has no intention of discontinuing the development of the product.

If, during the drug development stage the Company realizes that the activities required to bring the product to completion will necessitate a material increase in expenditures, the parties will discuss the increased costs and possible revisions to the terms of the agreement; if the parties are unable to mutually agree on such revisions, either party can terminate the agreement. If the Company or Sigma-Tau terminates the agreement for that reason and the Company resumes the development within 36 months of the termination, substantially availing itself of the stages previously completed, either independently or with a third party, the Company will be required to promptly reimburse Sigma-Tau for the amounts received.

On October 12, 2007, the Company and Sigma-Tau entered into a cost sharing agreement to address the need for additional funding not included in the original license and supply agreement. Under this agreement Sigma-Tau will reimburse the Company for 50% of certain costs incurred in the Company’s ongoing Phase III clinical trial of defibrotide to treat severe VOD. We recognize the reimbursement of research and development expenses as revenue when we incur the costs subject to reimbursement. For the years ended December 31, 2009, 2010 and 2011, the Company recorded contributions of €0.10 million, €1.14 million, and €0.32 million received from Sigma-Tau which has been recognized as other revenue.

The following table outlines the nature and amount of other revenue recognized under the cost sharing agreement in the accompanying consolidated financial statements:

	For the Year Ended December 31,
	2009	2010	2011
Research and development cost reimbursement	€103	€1,138	€323
Upfront payments recognized ratably	-	3,409	€1,703
Milestone payments	234	€-	-
	€337	€4,547	€2,026

The following table outlines the receivable that Sigma-Tau Pharmaceuticals, Inc. has agreed to pay as reimbursement for costs incurred on the Phase III trial for the treatment of severe VOD pursuant to a cost-sharing letter agreement between the Company and Sigma-Tau. The balance is classified as accounts receivable from related parties in the consolidated financial statements.

	December 31,
	2010	2011
Accounts Receivable from Sigma-Tau	€443	€30